Notes Receivable - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 28, 2012	Dec. 30, 2011	Dec. 31, 2010
Receivables [Abstract]
Investment in impaired loans	$ 99	$ 93
Notes receivable reserve representing an allowance for credit losses	90	79	78	74
Investment in impaired loans with no related allowance for credit losses	9	14
Average investment in impaired loans	96	94	89
Notes receivable, past due	$ 0	$ 7